Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Entity Registrant Name	Xenetic Biosciences, Inc.
Entity Central Index Key	0001534525
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth	false
Entity Transition Period	false
Amendment Description	Reverse stock split